13. Regulatory Matters	12 Months Ended
Dec. 31, 2013
Banking and Thrift [Abstract]
Regulatory Matters

The Company is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines that involve quantitative measures of the assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company to maintain minimum amounts and ratios of capital in relation to both on- and off-balance sheet items at various risk weights. Total capital consists of two tiers of capital. Tier 1 Capital includes common shareholders’ equity and trust preferred securities less adjustments for intangible assets. Tier 2 Capital consists of the allowance for loan losses, up to 1.25% of risk-weighted assets and other adjustments.  Management believes, as of December 31, 2013, that the Company and the Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2013, the most recent notification from the FDIC categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized the Bank must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the table below. There have been no conditions or events since that notification that management believes have changed the Bank’s category.

On July 2, 2013, the FRB approved its final rule on the Basel III capital standards, which implement changes to the regulatory capital framework for banking organizations.  Capital levels at the Company and the Bank currently exceed the new capital requirements, which will be effective on January 1, 2015.

The Company’s and the Bank’s actual capital amounts and ratios are presented below:

(Dollars in thousands)
	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions

	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2013:

Total Capital (to Risk-Weighted Assets)
Consolidated	$114,185	16.14%	56,582	8.00%	N/A	N/A
Bank	$110,935	15.73%	56,412	8.00%	70,515	10.00%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$104,890	14.83%	28,291	4.00%	N/A	N/A
Bank	$101,733	14.43%	28,206	4.00%	42,309	6.00%
Tier 1 Capital (to Average Assets)
Consolidated	$104,890	10.08%	41,622	4.00%	N/A	N/A
Bank	$101,733	9.79%	41,584	4.00%	51,981	5.00%

As of December 31, 2012:

Total Capital (to Risk-Weighted Assets)
Consolidated	$121,246	17.34%	55,928	8.00%	N/A	N/A
Bank	$117,453	16.84%	55,784	8.00%	69,730	10.00%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$112,135	16.04%	27,964	4.00%	N/A	N/A
Bank	$108,379	15.54%	27,892	4.00%	41,838	6.00%
Tier 1 Capital (to Average Assets)
Consolidated	$112,135	11.12%	40,342	4.00%	N/A	N/A
Bank	$108,379	10.76%	40,302	4.00%	50,377	5.00%